EQUITY - Earnings per Common Share (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Net income attributable to equity holders of the parent	$ 1,339	$ 919	$ 9,302
Weighted average common shares outstanding (in millions) for the purposes of basic earnings per share (in shares)	788	842	911
Incremental shares from assumed conversion of restricted share units and performance share units (in millions) (in shares)	3	3	3
Weighted average common shares outstanding (in millions) for the purposes of diluted earnings per share (in shares)	791	845	914